Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities:
Net income	$ 71,409	$ 62,964
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment		7
Depreciation expense	10,018	10,161
Amortization of intangibles	4,430	4,959
Amortization of government grants	(10)	(11)
Interest on short term investments	(251)	(210)
Stock compensation expense	8,809	9,591
Amortization of gain on interest rate hedge	(230)	(210)
Amortization of financing costs	140	130
Deferred taxes	(3,593)	(4,859)
Changes in assets and liabilities:
Decrease in accounts receivable	76,478	47,407
Increase in unbilled revenue	(32,944)	(64,516)
Increase in other receivables	(3,103)	(3,730)
(Increase)/decrease in prepayments and other current assets	(2,522)	1,586
Increase in other non-current assets	(526)	(1,413)
Decrease in payments on account	(6,115)	(687)
Increase/(decrease) in other current liabilities	22,568	(10,612)
Increase in other non-current liabilities	1,082	1,520
Increase in income taxes payable	8,839	8,626
Increase/(decrease) in accounts payable	4,848	(1,383)
Net cash provided by operating activities	159,327	59,320
Cash flows from investing activities:
Purchase of property, plant and equipment	(8,298)	(7,658)
Purchase of short term investments	(17,977)	(98)
Sale of short term investments	4,675	158
Net cash used in investing activities	(21,600)	(7,598)
Cash flows from financing activities:
Proceeds from exercise of equity compensation	2,780	1,137
Share issue costs	(7)
Excess tax benefit on exercise of equity compensation		4,241
Repurchase of ordinary shares	(96,404)
Share repurchase costs	(77)
Net cash provided by financing activities	(93,708)	5,378
Effect of exchange rate movements on cash	739	326
Net increase in cash and cash equivalents	44,758	57,426
Cash and cash equivalents at beginning of period	192,541	103,911
Cash and cash equivalents at end of period	$ 237,299	$ 161,337